Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
BNY Mellon Global Fixed Income Fund | Class I
Prospectus:
Trading Symbol	SDGIX
BNY Mellon Global Fixed Income Fund | Class A
Prospectus:
Trading Symbol	DHGAX
BNY Mellon Global Fixed Income Fund | Class C
Prospectus:
Trading Symbol	DHGCX
BNY Mellon Global Fixed Income Fund | Class Y
Prospectus:
Trading Symbol	DSDYX